SCHEDULE OF AGEING ANALYSIS ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts receivable, net	$ 2,458	$ 1,881
Within 30 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts receivable, net	1,030	306
Between 31 and 60 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts receivable, net	725	469
Between 61 and 90 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts receivable, net	418	10
Between 91 and 120 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts receivable, net	213	36
Between 121 and 150 Days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts receivable, net	44	880
More than 150 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts receivable, net	$ 28	$ 180